UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 153.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.4%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$2,880	$3,254,861

		$3,254,861

Education — 9.5%
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/29	$1,000	$1,278,080
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/31	500	632,840
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	10,250	10,716,660
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	9,306,592

		$21,934,172

Electric Utilities — 5.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$755	$839,356
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	12,016,500

		$12,855,856

General Obligations — 37.0%
Clackamas Community College District, OR, 0.00%, 6/15/28	$1,830	$1,251,189
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	648,560
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	674,450
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,526,429
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,557,952
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	459,840
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	521,697
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,710,800
Illinois, 5.00%, 5/1/33	3,200	3,451,456
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,034,000
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	11,058,400
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	930,690
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	733,850
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	11,151,000
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,664,952
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,637,346
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,778,867
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)(2)	10,000	11,240,100
University City School District, MO, 0.00%, 2/15/32	1,200	783,792
University City School District, MO, 0.00%, 2/15/33	2,850	1,794,047
Washington, 4.00%, 7/1/29(1)	10,000	11,280,100
Wentzville R-IV School District, MO, 0.00%, 3/1/20	100	95,066
Wentzville R-IV School District, MO, 0.00%, 3/1/25	1,150	944,576
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	1,075	645,570

		$85,574,729

Hospital — 15.8%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)(2)	$10,000	$11,274,300
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,745,900
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,000	1,231,370
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	502,150
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,111,770
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,089,962
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/28	650	771,667

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	$10,000	$10,669,900
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/34(4)	5,000	5,484,050
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,696,230

		$36,577,299

Housing — 7.7%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,787,100
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,608,900
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	10,392,100

		$17,788,100

Industrial Development Revenue — 6.6%
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	$1,500	$1,587,330
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,556,806
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(3)	2,500	2,513,650
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	680	731,327
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,226,440
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	574,675
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	982,694
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,094,740

		$15,267,662

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (AGM), 0.939%, 7/1/29(5)	$2,000	$1,454,240
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	513,135
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,112,700

		$7,080,075

Insured-General Obligations — 2.9%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$2,468,080
Luzerne County, PA, (AGM), 5.00%, 11/15/29(6)	2,000	2,316,340
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,308,585
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	515,195

		$6,608,200

Insured-Industrial Development Revenue — 1.8%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,216,464

		$4,216,464

Insured-Special Tax Revenue — 1.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,434,703
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	291,305
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,532,540

		$3,258,548

Insured-Transportation — 4.3%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$700,403
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,514,950
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	8,780	5,382,491

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	$1,000	$1,055,380
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,293,435

		$9,946,659

Insured-Water and Sewer — 2.3%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$554,094
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	674,338
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	539,836
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,447,849
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,033,990

		$5,250,107

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,087,580

		$1,087,580

Other Revenue — 6.1%
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	$10,000	$11,160,000
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	3,019,306

		$14,179,306

Senior Living/Life Care — 6.9%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$1,558,302
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	159,216
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,882,412
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	674,976
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,403,750
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(3)	125	125,226
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,651,710
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	796,449
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	940,358
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,060	1,294,716
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(3)	1,200	1,321,176
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	565,475
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,000	1,124,480
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,387,296

		$15,885,542

Special Tax Revenue — 17.0%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,500	$1,525,710
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	969,285
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	11,216,100
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(1)	12,000	14,648,760
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(1)	2,000	2,281,440
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(1)	5,680	6,424,080
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(1)	2,120	2,380,993

		$39,446,368

Student Loan — 3.9%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$2,000	$2,144,540
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27(6)	3,000	3,509,970

Security	Principal Amount (000’s omitted)	Value
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	$2,000	$2,112,180
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,383,583

		$9,150,273

Transportation — 12.8%
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/28	$3,500	$4,106,760
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	2,000	1,646,960
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	706,848
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,323,135
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,762,860
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,642,078
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	701,778
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/29	2,725	3,196,234
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	10,436,297
South Jersey Transportation Authority, NJ, 5.00%, 11/1/30	1,000	1,144,580
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	865	599,185
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	3,800	2,462,134

		$29,728,849

Water and Sewer — 6.5%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,133,140
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,820,200
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	8,166,825

		$15,120,165

Total Tax-Exempt Municipal Securities — 153.1% (identified cost $327,340,845)		$354,210,815

Taxable Municipal Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.6%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,264,769
Chicago, IL, 7.375%, 1/1/33	1,000	1,018,720
Chicago, IL, 7.781%, 1/1/35	1,675	1,766,036

		$6,049,525

Insured-Transportation — 1.1%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$2,585,025

		$2,585,025

Total Taxable Municipal Securities — 3.7% (identified cost $7,822,826)		$8,634,550

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.31%, 11/1/18(3)(7)	400	$2,009,980

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $2,000,000)		$2,009,980

Total Investments — 157.7% (identified cost $337,163,671)		$364,855,345

Value
Other Assets, Less Liabilities — (57.7)%	$(133,514,259)

Net Assets — 100.0%	$231,341,086

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.2%
Texas	10.5%
Arizona	10.4%
Others, representing less than 10% individually	66.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $34,217,694.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $7,583,952 or 3.3% of the Trust’s net assets.

(4)	When-issued security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Variable rate security. The stated dividend rate represents the rate in effect at April 30, 2016. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,087,645

Gross unrealized appreciation	$27,840,772
Gross unrealized depreciation	(8,072)

Net unrealized appreciation	$27,832,700

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$354,210,815	$—	$354,210,815
Taxable Municipal Securities	—	8,634,550	—	8,634,550
Institutional MuniFund Term Preferred Shares	—	2,009,980	—	2,009,980
Total Investments	$—	$364,855,345	$—	$364,855,345

The Trust held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 27, 2016